Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-267851
Entity Registrant Name	LEET Inc.
Entity Central Index Key	0001946746
Entity Address, Address Line One	805, 8th Floor
Entity Address, Address Line Two	Menara Mutiara Majestic
Entity Address, Address Line Three	Jalan Othman, Petaling Jaya
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	46000